Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	MORGAN STANLEY LIQUID ASSET FUND INC
Central Index Key	0000093285
Amendment Flag	false
Document Creation Date	Dec. 29, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Dec. 31, 2015
MORGAN STANLEY LIQUID ASSET FUND INC | MORGAN STANLEY LIQUID ASSET FUND INC
Prospectus:
Trading Symbol	dwlxx